SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY

December 31, 1996


Report of Independent Auditors.........................See below
Statement of Assets and Contract Owners' Equity........See below
Statement of Operations................................See below
Statement of Changes in Contract Owners' Equity........See below
Supplementary Information -- Selected Per Accumulation
      Unit Data and Ratios.............................See below
Notes to Financial Statements..........................See below

Report of Ernst & Young LLP, Independent Auditors


Contract Owners and Board of Directors
Separate Account I of Washington National Insurance Company

We have audited the accompanying statement of assets and contract owners' equity of Separate Account I of Washington National Insurance Company, comprising, respectively, the Bond, Money Market (formerly known as the Short-Term Portfolio), Capital Growth (formerly known as the Stock) and Growth and Income Sub-Accounts as of December 31, 1996, and the related statements of operations and changes in contract owners' equity for each of the two years in the period then ended for the Bond, Money Market and Capital Growth Sub-Accounts and for the period from July 1, 1996 (date of inception) to December 31, 1996 for the Growth and Income Sub-Account, and the selected per accumulation unit data and ratios for each of the five years in the period then ended for the Bond, Money Market, and Capital Growth Sub-Accounts and for the period July 1, 1996 to December 31, 1996 for the
Growth and Income Sub-Account. These financial statements and per accumulation unit data and ratios are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and per accumulation unit data and ratios based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per accumulation unit data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of investments owned as of December 31, 1996, by correspondence with Scudder, Stevens
& Clark, Inc. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and selected per accumulation unit data and ratios referred to above present fairly, in all material respects, the financial position of each of the respective Sub-Accounts constituting Separate Account I of Washington National Insurance Company at
December 31, 1996, and the results of their operations and changes in their contract owners' equity and the selected per accumulation unit data and ratios for each of periods described in the first paragraph, in conformity with generally accepted accounting principles.


/c/Ernst & Young LLP
Chicago, Illinois
February 3, 1997

SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY

STATEMENT OF ASSETS AND CONTRACT OWNERS' EQUITY
December 31, 1996



										 Sub-Account
                                                        -----------------------------------------------------------------
                                                                           Money             Capital       Growth and
                                                             Bond          Market            Growth          Income
                                                        -----------------------------------------------------------------
ASSETS
Investment in Scudder Variable Life Investment Fund
     - at net asset value - Note C:
  Bond portfolio (914,024.860 shares)                   $6,151,387
  Money Market portfolio (475,353.330 shares)                             $475,353
  Capital Growth portfolio (1,606,727.092 shares)                                         $26,510,997
  Growth and Income portfolio (123,243.561 shares)                                                          $1,154,792

							$6,151,387        $475,353        $26,510,997       $1,154,792


CONTRACT OWNERS' EQUITY                                 $6,151,387        $475,353        $26,510,997       $1,154,792

Accumulation units outstanding                           2,404,655         258,735          6,555,373        1,007,977

Accumulation unit value                                  $2.558117       $1.837218          $4.044163        $1.145653

Scudder Variable Life Investment Fund share price            $6.73           $1.00             $16.50            $9.37

Scudder Variable Life Investment Fund cost              $6,026,019        $475,353        $24,151,360       $1,026,014


See notes to financial statements.

SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY

STATEMENT OF OPERATIONS
										   	Period from
										         July 1, 1996 to
                                                    Year Ended December 31, 1996         December 31, 1996
                                                    ---------------------------------    -----------------
                                                           Sub-Account                    Sub-Account
                                                    ----------------------------------   -----------------
								   Money       Capital     Growth and
							Bond       Market      Growth        Income
Investment income:
      Interest                                      $430,886      $43,907       $12,870          $-
      Dividends                                      190,786       12,441       551,808       9,274
      Other                                                -            -             -           -
						     621,672       56,348       564,678       9,274
Expenses--Note B
     Annuity rate guarantee charge                    74,443        8,596       238,641       3,290
     Investment advisory and management fee           30,152        4,096        83,739           -
     Accounting service fee                           32,334        3,742       103,471       1,412
     General and administrative expenses              12,061        1,638        33,496           -
						     148,990       18,072       459,347       4,702

       NET INVESTMENT INCOME                         472,682       38,276       105,331       4,572

Realized and unrealized gain (loss) on investment:
     Realized gain                                    14,992            -    16,634,691           -
     Unrealized gain(loss) on investments- Note C
       End of period                                 125,368            -     2,359,637     128,778
       Beginning of period                           585,246            -    14,143,729           -
       Net unrealized gain(loss)                    (459,878)           -   (11,784,092)    128,778
       NET REALIZED AND UNREALIZED
	    GAIN (LOSS) ON INVESTMENTS              (444,886)           -     4,850,599     128,778

INCREASE IN NET ASSETS
  FROM OPERATIONS                                    $27,796       $38,276   $4,955,930    $133,350


See notes to financial statements.

SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY

STATEMENT OF OPERATIONS
                                                       Year Ended December 31, 1995
                                                      -------------------------------
                                                           Sub-Account
                                                      -------------------------------
								  Money       Capital
						       Bond       Market      Growth
Investment income:
      Interest                                     $890,627     $102,093      $57,515
      Dividends                                           -            -      769,515
      Other                                               -            -       18,301
						    890,627      102,093      845,331

Expenses--Note B
  Annuity rate guarantee charge                      96,554       13,722      233,914
  Investment advisory and management fee             60,346        8,576      146,196
  Accounting service fee                             42,242        6,003      102,337
  General and administrative expenses                20,135        3,430       62,114
						    219,277       31,731      544,561

       NET INVESTMENT INCOME                        671,350       70,362      300,770

Realized and unrealized gain (loss) on investment:
     Realized gain                                      789            -      721,695
     Unrealized gain(loss) on investments- Note C
       End of period                                585,246            -   14,143,729
       Beginning of period                         (477,813)           -    6,657,961
       Net unrealized gain(loss)                  1,063,059            -    7,485,768
       NET REALIZED AND UNREALIZED
	    GAIN (LOSS) ON INVESTMENTS            1,063,848            -    8,207,463

INCREASE IN NET ASSETS
  FROM OPERATIONS                                $1,735,198      $70,362   $8,508,233


See notes to financial statements

SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY
                                                                                                                   Period from
                                                                                                                 July 1, 1996 to
                                                                              Year Ended December 31, 1996       December 31, 1996
                                                                       --------------------------------------   -----------------
										Sub-Account                        Sub-Account
								       ---------------------------------------  -----------------
										     Money        Capital           Growth and
									 Bond        Market        Growth            Income
ADDITIONS (DEDUCTIONS):
    From investment activities:
	Net investment income                                        $472,682       $38,276       $105,331              $4,572
	Net realized gain                                              14,992             -     16,634,691                   -
	Net  unrealized gain (loss)                                  (459,878)            -    (11,784,092)            128,778
	INCREASE IN CONTRACT OWNERS' EQUITY
	      FROM OPERATIONS                                          27,796        38,276      4,955,930             133,350
    From capital transactions:
	Contract purchase payments                                    232,733        42,845        941,849              17,910
	Withdrawals and contracts surrendered - Note A             (6,645,192)   (1,128,015)   (14,071,250)            (20,578)
	Death benefits                                                 (9,921)            -         (6,743)                  -
	Net asset value of units transferred, including
	     exchanges with the Fixed Account                         168,138      (152,562)     2,411,490           1,024,110
	     INCREASE (DECREASE) IN CONTRACT OWNERS' EQUITY
		FROM CAPITAL TRANSACTIONS                          (6,254,242)   (1,237,732)   (10,724,654)          1,021,442

	     NET INCREASE (DECREASE)  IN CONTRACT OWNERS' EQUITY   (6,226,446)   (1,199,456)    (5,768,724)          1,154,792

Contract owners' equity:
       Beginning of period                                          12,377,833    1,674,809     32,279,721                   -
       End of period                                                $6,151,387     $475,353    $26,510,997          $1,154,792

ANALYSIS OF CHANGES IN UNITS OUTSTANDING
  Units sold                                                           101,221       23,836        282,867              16,527
  Units redeemed                                                    (2,725,512)    (641,984)    (3,834,654)            (18,493)
  Units transferred                                                     74,014      (68,741)       664,596           1,009,943
    INCREASE (DECREASE) IN UNITS OUTSTANDING                        (2,550,277)    (686,889)    (2,887,191)          1,007,977
  Units outstanding at beginning of period                           4,954,931      945,624      9,442,564                   -
    UNITS OUTSTANDING AT END OF PERIOD                               2,404,654      258,735      6,555,373           1,007,977

See notes to financial statements.

SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

                                                                   Year Ended December 31, 1995
                                                                ------------------------------------------
                                                                       Sub-Account
                                                                ------------------------------------------
										   Money           Capital
								      Bond         Market          Growth
ADDITIONS (DEDUCTIONS):
    From investment activities:
	Net investment income                                     $671,350        $70,362        $300,770
	Net realized gain                                              789              -         721,695
	Net  unrealized gain (loss)                              1,063,059              -       7,485,768
	   INCREASE IN CONTRACT OWNERS' EQUITY
	      FROM OPERATIONS                                    1,735,198         70,362       8,508,233
    From capital transactions:
	Contract purchase payments                                 419,329         36,762       1,276,994
	Withdrawals and contracts surrendered - Note A          (1,084,252)      (110,683)     (2,733,504)
	Death benefits                                                   -              -               -
	Net asset value of units transferred, including
	   exchanges with the Fixed Account                       (139,525)       (75,944)        141,268

	   INCREASE (DECREASE) IN CONTRACT OWNERS' EQUITY
	      FROM CAPITAL TRANSACTIONS                           (804,448)      (149,865)     (1,315,242)

	   NET INCREASE (DECREASE)  IN CONTRACT OWNERS' EQUITY     930,750        (79,503)      7,192,991

Contract owners' equity:
       Beginning of period                                      11,447,083      1,754,312      25,086,730
       End of period                                           $12,377,833     $1,674,809     $32,279,721

ANALYSIS OF CHANGES IN UNITS OUTSTANDING
  Units sold                                                       178,815         21,559         427,709
  Units redeemed                                                  (458,670)       (63,500)       (907,205)
  Units transferred                                                (61,842)       (44,197)         39,629
    INCREASE (DECREASE) IN UNITS OUTSTANDING                      (341,697)       (86,138)       (439,867)
  Units outstanding at beginning of period                       5,296,628      1,031,762       9,882,431
    UNITS OUTSTANDING AT END OF PERIOD                           4,954,931        945,624       9,442,564

See notes to financial statements.

SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY

SUPPLEMENTARY INFORMATION--SELECTED PER ACCUMULATION UNIT DATA AND RATIOS

Selected data per accumulation unit outstanding throughout the period

									   Period from
									    7/1/96 to
                                             Year ended December 31, 1996    12/31/96     Year ended December 31, 1995
                                            ----------------------------   -----------   ----------------------------
                                                   Sub-Account            Sub-Account           Sub-Account
                                            ----------------------------   -----------   --------------------------
						      Money     Capital    Growth and              Money     Capital
					      Bond    Market    Growth       Income       Bond    Market    Growth
Per accumulation unit data:
  Investment income                          $0.16     $0.10      $0.07         $0.01    $0.17     $0.10      $0.09
  Expenses                                   (0.03)    (0.03)     (0.06)        (0.01)   (0.04)    (0.03)     (0.06)
    NET INVESTMENT INCOME                     0.13      0.07       0.01          0.00     0.13      0.07       0.03

  Net realized and unrealized
    gain(loss) on investments                (0.08)     0.00       0.61          0.15     0.21      0.00       0.85
  Net increase(decrease) in
    accumulation unit value                   0.06      0.07       0.62          0.15     0.34      0.07       0.88
  Accumulation unit value at
    beginning of period                       2.50      1.77       3.42          1.00     2.16      1.70       2.54

    ACCUMULATION UNIT VALUE
	AT END OF PERIOD                     $2.56     $1.84      $4.04         $1.15    $2.50     $1.77      $3.42

Ratios:
Ratio of mortality and expense assurance to
   average value of accumulation units        1.57%     1.61%      1.53%         1.05%    1.82%     1.86%      1.87%

Ratio of net investment income to
   average value of accumulation units        4.98%     3.40%      0.35%         1.02%    5.58%     4.11%      1.03%

Portfolio turnover rate                          -         -          -             -     1.25      0.00       7.41

Net assets, end of period ($000's omitted)  $6,151      $475    $26,511        $1,155  $12,378    $1,675    $32,280

Number of accumulation units
   outstanding at end of period
   (000's omitted)                           2,405       259      6,555         1,008    4,955       946      9,443

Note: Growth and Income ratios have been annualized.

See notes to financial statements.

SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY

SUPPLEMENTARY INFORMATION--SELECTED PER ACCUMULATION UNIT DATA AND RATIOS


Selected data per accumulation unit outstanding throughout the period

                                             Year ended December 31, 1994     Year ended December 31, 1993
                                             ----------------------------    -----------------------------
                                                    Sub-Account                    Sub-Account
                                             ----------------------------    ------------------------------
							Money     Capital              Money      Capital
						Bond    Market    Growth       Bond    Market     Growth
Per accumulation unit data:
  Investment income                            $0.16     $0.07      $0.08     $0.16     $0.05      $0.07
  Expenses                                     (0.04)    (0.03)     (0.04)    (0.04)    (0.03)     (0.04)
    NET INVESTMENT INCOME                       0.12      0.04       0.04      0.12      0.02       0.03

  Net realized and unrealized
    gain(loss) on investments                  (0.22)     0.00      (0.02)     0.03      0.00       0.21
  Net increase(decrease) in
    accumulation unit value                    (0.10)     0.04       0.02      0.15      0.02       0.24
  Accumulation unit value at
    beginning of period                         2.26      1.66       2.52      2.11      1.64       2.28

    ACCUMULATION UNIT VALUE
	AT END OF PERIOD                       $2.16     $1.70      $2.54     $2.26     $1.66      $2.52

Ratios:
Ratio of mortality and expense assurance to
   average value of accumulation units          1.87%     1.85%      1.83%     1.85%     1.85%      1.81%

Ratio of net investment income to
   average value of accumulation units          5.28%     2.47%      1.41%     5.50%     1.28%      1.17%

Portfolio turnover rate                            -         -      12.20     33.66         -       3.50

Net assets, end of period ($000's omitted)   $11,447    $1,754    $25,087   $13,161    $1,626    $25,708

Number of accumulation units
   outstanding at end of period
   (000's omitted)                             5,297     1,032      9,882     5,836       980     10,202

Note: Growth and Income ratios have been annualized.

See notes to financial statements.

SEPARATE ACCOUNT I OF WASHINGTON NATIONAL INSURANCE COMPANY

SUPPLEMENTARY INFORMATION--SELECTED PER ACCUMULATION UNIT DATA AND RATIOS


Selected data per accumulation unit outstanding throughout the period

                                            Year ended December 31, 1992
                                            -----------------------------
                                                     Sub-Account
                                            -----------------------------
							Money     Capital
						Bond    Market    Growth
Per accumulation unit data:
  Investment income                            $0.17     $0.06      $0.07
  Expenses                                     (0.04)    (0.03)     (0.04)
    NET INVESTMENT INCOME                       0.13      0.03       0.03

  Net realized and unrealized
    gain(loss) on investments                  (0.01)     0.00       0.12
  Net increase(decrease) in
    accumulation unit value                     0.12      0.03       0.15
  Accumulation unit value at
    beginning of period                         1.99      1.61       2.13

    ACCUMULATION UNIT VALUE
	AT END OF PERIOD                       $2.11     $1.64      $2.28

Ratios:
Ratio of mortality and expense assurance to
   average value of accumulation units          1.85%     1.85%      1.85%

Ratio of net investment income to
   average value of accumulation units          6.22%     1.82%      1.33%

Portfolio turnover rate                        10.83         -       4.92

Net assets, end of period ($000's omitted)   $13,632    $1,744    $23,873

Number of accumulation units
   outstanding at end of period
   (000's omitted)                             6,457     1,065     10,457

Note: Growth and Income ratios have been annualized.

See notes to financial statements.

SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
December 31, 1996




NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Account: The Separate Account I of Washington National Insurance Company (the "Separate Account") is a series type segregated investment account of Washington National Insurance Company ("WNIC"). WNIC is a wholly-owned subsidiary of Washington National Corporation ("WNC").

In November 1996, WNC announced a definitive agreement to merge with PennCorp Financial Group, Inc. ("PennCorp").
Under the terms of the merger, the separate corporate existence of WNC shall cease and PennCorp shall continue as the surviving corporation. The merger is anticipated to close during the first half of 1997, pending receipt of the required shareholder and regulatory approval. The merger is not expected to have any effect on the Separate Account.

On July 1, 1996, the Separate
Account converted from an open-end diversified management investment company to a unit investment trust and transferred its assets into specified portfolios of the Scudder Variable Life Investment Fund ("the Fund"), a mutual fund of the series type, in exchange for shares of the portfolios. The fair value of the portfolio was equal to the fair value of assets transferred. This transaction was approved by contract holders at a special meeting held
March 12, 1996.

The Separate Account is registered as an unit investment trust under the Investment Company Act of 1940. The Separate
Account no longer issues new contracts. There are four Sub-
Accounts within the Separate Account, each with its own investment objectives and policies as follows:

  Bond Sub-Account -- high level of current income while preserving capital by investing in fixed income securities.

  Money Market Sub-Account(formerly known as the short-term portfolio sub-account) -- moderate level of current income consistent with liquidity and preservation of capital by investing in one or more types of short-term instruments.

  Capital Growth Sub-Account(formerly known as the stock sub-account)-- long-term capital growth and income by investing principally in equity-type securities.

  Growth and Income Sub-Account -- long-term growth of capital, current income, and growth income by investing primarily in common stocks, preferred stocks, and securities convertible into common stocks of companies which offer the prospect for growth of earnings while paying current dividends. This investment option became available July 1, 1996.

SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--Continued

NOTE A-SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES--Continued

In addition, a contract holder may elect to invest in a fixed annuity held by WNIC, called the Fixed Account.

At December 31, 1995, WNIC was a contract holder in the Separate Account, and held, at fair value, $5,576,669, $1,084,802, and $9,654,392 in the Bond, Money Market and Capital Growth
Sub-Accounts, respectively. On June 25, 1996, WNIC surrendered its contract and withdrew $5,454,177, $1,103,730 and $10,405,167 from the Bond, Money Market and Capital Growth
Sub-Accounts, respectively.  At December 31, 1996,
WNIC had no investments in the Separate Account.

Valuation of Investments: Prior to July 1, 1996, securities traded on a national securities exchange were valued at the closing price as of the valuation date. Investments traded in the over-the-counter market are valued at the average between the bid and ask prices. Commercial paper is valued at amortized cost and other short-term investments are valued at cost. Differences, if any, from fair value are not considered material in relation to net assets

The fair value of the separate portfolios of the Fund are determined daily based on the fair value of the underlying securities held.

Investment Transactions and Income: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date. Realized gains and losses on investments are determined on a first-in, first-out basis.

Accumulation Unit Valuation: Accumulation unit values reflect the net asset value of each Sub-Account and are computed daily.

SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS--Continued

NOTE B -- DEDUCTIONS AND CHARGES

Deductions and charges are made from the Separate Account and paid to WNIC as follows:

   As a fee for administration and contract maintenance, WNIC deducts $30 annually from the accumulated value of each contract on the contract anniversary or on the date of surrender if it occurs between contract anniversaries.
   This fee does not apply to contracts for individual retirement accounts, or to contracts which at the end of any contract anniversary have received at least
   $1,200 of payments and in which the accumulated value is at least $20,000.

   A contingent deferred sales charge of 6% is made on any amounts withdrawn which are in excess of 10% of the contract's accumulated value on the date of the first withdrawal during the respective year, except that no such charge is made for withdrawals of purchase payments received 72 months prior to the date of withdrawal and no such charge is made if the withdrawal amount is applied to a settlement option after the contract has been in force for five years or if the contract contains life contingencies.

   As compensation for annuity rate guarantees, WNIC deducts an amount, computed on a daily basis, which is equal on an annual basis to .8% of the average net asset value of the Separate Account.

   As compensation for providing financial
   accounting services to the Separate Account, WNIC deducts an amount, computed on daily basis, equal to an annual rate of .35% of the average net asset value of the Separate Account.

In addition to the above, prior to July 1, 1996, the following additional deductions and charges were made from the Separate Account and paid to WNIC:

   As a fee for managing and administering the investment activities of the Separate Account, WNIC deducts an amount, computed on a daily basis, equal to an annual rate of .5% of the average net asset value of each Sub-Account.

   As reimbursement for incurring various other general and administrative expenses attributable to the Separate Account, WNIC deducts an amount, computed on a daily basis, equal to an annual rate of .2% of the average net asset value of the Separate Account. A component of these expenses is the fee paid to the Separate Account's Board of Directors. Only members of the Board of Directors who are not directors, officers, or employees of WNIC receive an annual retainer of $1,000, and a meeting fee of $350. In 1996, the Separate Account's three external directors each received $500.

SEPARATE ACCOUNT I OF
WASHINGTON NATIONAL INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS -- Continued



NOTE C -- INVESTMENTS

Effective July 1, 1996, Scudder, Stevens & Clark, Inc.
(The "Adviser") provides management and investment advisory services to the Fund. The Adviser provides investment research and portfolio management services to a number of mutual funds and other clients. Each Portfolio pays the Adviser a fee for its investment advisory services at the following rates:

				      Percentage of the Portfolio's
     Portfolio                        Average Daily Net Asset Value
     ---------                        -----------------------------
     Bond Portfolio                             .475%
     Money Market Portfolio                     .370%
     Capital Growth Portfolio                   .475%
     Growth and Income Portfolio                .469%

Proceeds from the sale of investments in 1996, other than United
States Government obligations and short-term notes, were $10,741,428 and $34,557,689 in the Bond and Capital Growth
Sub-Accounts, respectively.

There were no purchases of investments, other than investments in Fund shares, during 1996.

Net asset value of Fund shares represents the year-end fair value of the shares. At December 31, 1996, the net unrealized gain on each fund was: Bond - $125,368, Capital
Growth - $2,359,637, and Growth and Income - $128,778.


NOTE D -- FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of WNIC, which under the Internal Revenue Code is taxed as a "life insurance company." The Separate Account is not taxed as a regulated investment company under Subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the realized gains of the Separate Account.

The registrant hereby incorporates by
reference the 1996 Annual Report
of Scudder Variable Life Investment
Fund, file number 811-4257, filed
with the Commission on
February 14, 1997.